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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended December 31, 1999.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Marshfield Associates
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

21 Dupont Circle NW                 Washington, DC                        20036
--------------------------------------------------------------------------------
Business Address     (Street)            (City)           (State)          (Zip)

Christopher M. Niemczewski        202-828-6200           Managing Director
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
--------------------------------------------------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.


     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Washington and State of DC on the 22 day of March, 2000.


                                    /s/ MARSHFIELD ASSOCIATES
                                  ----------------------------------------------
                                    (Name of Institutional Investment Manager)


                                    /s/ Christopher M. Niemczewski
                                  ----------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                               to Submit This Report)



Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:  Name:                    13F File No.:
------------------------ -------------- ------------------------ --------------
1.                                      6.
------------------------ -------------- ------------------------ --------------
2.                                      7.
------------------------ -------------- ------------------------ --------------
3.                                      8.
------------------------ -------------- ------------------------ --------------
4.                                      9.
------------------------ -------------- ------------------------ --------------
5.                                      10.
------------------------ -------------- ------------------------ --------------


                                                                 SEC 1685 (5/91)

                             Marshfield Associates
                                    FORM 13F
                               December 31, 1999


                                                                                            Value            Shares/
Name of Issuer                                Title of class          CUSIP                (x$1000)         Prn Amt
------------------------------                ----------------        ---------            --------         --------
A C Neilsen Corp                              COM                     004833109               25914          1052353
AT & T Corp                                   COM                     001957109                 255             5025
Abbott Laboratories                           COM                     002824100                 791            21772
American Express Company                      COM                     025816109               17504           105289
American Home Products Corpora                COM                     026609107                1330            33881
American International Group                  COM                     026874107                1437            13288
Anheuser-Busch Companies, Inc.                COM                     035229103                 971            13700
Avon Products, Inc.                           COM                     054303102                5481           166100
BP Amoco Plc - ADR                            COM                                               251             4232
Bank of America Corp                          COM                     066050105                 298             5934
Bell Atlantic Corporation                     COM                     077853109                 875            14208
Berkley W.R. Corp                             COM                     084423102                8222           393863
Berkshire Hathaway Class A                    COM                     084670108               17728              316
Berkshire Hathaway Class B                    COM                     084670207               25230            13787
Bestfoods                                     COM                     126149103                 842            16016
Bristol Myers-Squibb                          COM                     110122108                1976            30792
Burlington Northern Santa Fe C                COM                     12189T104                  27             1100
CCC Information Services                      COM                     12487Q109               25077          1464360
Chase Manhattan Bank                          COM                     16161A108                 233             3000
Chevron Corporation                           COM                     166751107                 289             3334
Chubb Corp                                    COM                     171232101                 227             4036
Cisco Systems Inc                             COM                     17275R102                 392             3660
Citigroup                                     COM                     132187105               11314           203178
Coca-Cola Company                             COM                     191216100                1662            28530
Colgate-Palmolive Company                     COM                     194162103                 689            10600
Computer Associates Internatio                COM                     204912109                 333             4755
Disney (Walt) Company                         COM                     254687106                9158           313095
Dover Corp.                                   COM                     260003108               10404           229280
Du Pont de Nemours & Company                  COM                     263534109                 227             3444
Eli Lilly                                     COM                     532457108                 394             5932
Emerson Electric Co.                          COM                     291011104                 858            14958
Enron Corporation                             COM                     293561106                 843            19000
Estee Lauder                                  COM                     518439104                 403             8000
ExxonMobil Corporation                        COM                     30231G102                2942            36523
Family Dollar Stores Inc                      COM                     307000109                 274            16800
Federal Home Loan Mortgage Cor                COM                     313400301               16945           360044
Federal National Mortgage Asso                COM                     313586109                9857           157869
First Data Corp                               COM                     319963104                 284             5754
Gannett Inc.                                  COM                     364730101               15197           186320
General Electric Company                      COM                     369604103               26410           170664
Georgia-Pacific Group                         COM                     373298108                 565            11134
Gillette Company, The                         COM                     375766102                1672            40583
Great Lakes Chemical                          COM                     390568103                1367            35796
H & R Block                                   COM                     093671105                1807            41313
Heineken Holdings Cl A                        COM                                              1006            29123
Heinz (H.J.) Company                          COM                     423074103                1268            31858
Hewlett Packard                               COM                     428236103                 686             6032
HomeFed Corp                                  COM                                               345           394521
Honeywell International Inc.                  COM                     438506107                 143             2482
Intel Corp                                    COM                     458140100                2899            35214
Intl Business Machines Corpora                COM                     459200101                 750             6957
Johnson & Johnson                             COM                     478160104               25630           274849
Keycorp                                       COM                     493267108                 174             7850
Leucadia National Corporation                 COM                     527288104               15964           690316
Lindt & Sprungli                              COM                                               210               88
Lucent Technologies                           COM                     549463107                1585            21130
MCI Worldcom, Inc.                            COM                     55268B106                 431             8127
Markel Corp                                   COM                     570535104                6750            43550
Mattel, Inc                                   COM                     577081102               14831          1129986
Mc Donald's Corporation                       COM                     580135101               19212           476574
Merck & Co., Inc.                             COM                     589331107                4278            63675

                                                                                                       Voting Authority
                                           Sh/        Put/    Invstmt      Other                    --------------------------
Name of Issuer                            Prn        Call    Dscretn      Managers        Sole        Shared            None
------------------------------            ---        ----    -------    ------------    --------     --------         --------
A C Neilsen Corp                           SH                Sole                        1052353
AT & T Corp                                SH                Sole                           5025
Abbott Laboratories                        SH                Sole                          21772
American Express Company                   SH                Sole                         105289
American Home Products Corpora             SH                Sole                          33881
American International Group               SH                Sole                          13288
Anheuser-Busch Companies, Inc.             SH                Sole                          13700
Avon Products, Inc.                        SH                Sole                         166100
BP Amoco Plc - ADR                         SH                Sole                           4232
Bank of America Corp                       SH                Sole                           5934
Bell Atlantic Corporation                  SH                Sole                          14208
Berkley W.R. Corp                          SH                Sole                         393863
Berkshire Hathaway Class A                 SH                Sole                            316
Berkshire Hathaway Class B                 SH                Sole                          13787
Bestfoods                                  SH                Sole                          16016
Bristol Myers-Squibb                       SH                Sole                          30792
Burlington Northern Santa Fe C             SH                Sole                           1100
CCC Information Services                   SH                Sole                        1464360
Chase Manhattan Bank                       SH                Sole                           3000
Chevron Corporation                        SH                Sole                           3334
Chubb Corp                                 SH                Sole                           4036
Cisco Systems Inc                          SH                Sole                           3660
Citigroup                                  SH                Sole                         203178
Coca-Cola Company                          SH                Sole                          28530
Colgate-Palmolive Company                  SH                Sole                          10600
Computer Associates Internatio             SH                Sole                           4755
Disney (Walt) Company                      SH                Sole                         313095
Dover Corp.                                SH                Sole                         229280
Du Pont de Nemours & Company               SH                Sole                           3444
Eli Lilly                                  SH                Sole                           5932
Emerson Electric Co.                       SH                Sole                          14958
Enron Corporation                          SH                Sole                          19000
Estee Lauder                               SH                Sole                           8000
ExxonMobil Corporation                     SH                Sole                          36523
Family Dollar Stores Inc                   SH                Sole                          16800
Federal Home Loan Mortgage Cor             SH                Sole                         360044
Federal National Mortgage Asso             SH                Sole                         157869
First Data Corp                            SH                Sole                           5754
Gannett Inc.                               SH                Sole                         186320
General Electric Company                   SH                Sole                         170664
Georgia-Pacific Group                      SH                Sole                          11134
Gillette Company, The                      SH                Sole                          40583
Great Lakes Chemical                       SH                Sole                          35796
H & R Block                                SH                Sole                          41313
Heineken Holdings Cl A                     SH                Sole                          29123
Heinz (H.J.) Company                       SH                Sole                          31858
Hewlett Packard                            SH                Sole                           6032
HomeFed Corp                               SH                Sole                         394521
Honeywell International Inc.               SH                Sole                           2482
Intel Corp                                 SH                Sole                          35214
Intl Business Machines Corpora             SH                Sole                           6957
Johnson & Johnson                          SH                Sole                         274849
Keycorp                                    SH                Sole                           7850
Leucadia National Corporation              SH                Sole                         690316
Lindt & Sprungli                           SH                Sole                             88
Lucent Technologies                        SH                Sole                          21130
MCI Worldcom, Inc.                         SH                Sole                           8127
Markel Corp                                SH                Sole                          43550
Mattel, Inc                                SH                Sole                        1129986
Mc Donald's Corporation                    SH                Sole                         476574
Merck & Co., Inc.                          SH                Sole                          63675

                             Marshfield Associates
                                    FORM 13F
                               December 31, 1999



                                                                                            Value            Shares/
Name of Issuer                                Title of class          CUSIP                (x$1000)         Prn Amt
------------------------------                ----------------        ---------            --------         --------
Microsoft Corporation                         COM                     594918104                4403            37712
Minnesota Mining & Manufacturi                COM                     604059105                2729            27879
Monsanto Company                              COM                     611662107                  37             1050
Morgan (J.P.) & Co. Inc                       COM                     616880100                 215             1700
Morgan Stanley Dean Witter & C                COM                     24240V101               30725           215235
Nestle ADR (Regular Shares)                   COM                     641069406                 800             8720
Nestle Ltd. (Registered)                      COM                                               414              230
Nike Inc Cl B                                 COM                     654106103               28563           576297
PepsiCo, Inc.                                 COM                     713448108               19164           543657
Pfizer Inc.                                   COM                     717081103                1163            35860
Philip Morris Companies Inc.                  COM                     718154107                 262            11403
Procter & Gamble Company, The                 COM                     742718109                3823            34896
Reuters Group PLC Sponsored AD                COM                     761324201                 201             2492
Roper Industries Inc                          COM                     776696106                8321           220050
SBC Communications Inc                        COM                     78387G103                 788            16162
SLM Holding Corp                              COM                     863871505                9534           225657
Sabre Holdings Corp Cl A                      COM                     785905100               34844           679881
Schering-Plough Corp.                         COM                     806605101                 728            17180
Schlumberger Limited                          COM                     806857108                 413             7359
Servicemaster Ltd Partnership                 COM                     81760N109                  42             3375
Solectron Corp                                COM                     834182107                 504             5302
St. Paul Companies                            COM                     792860108                2439            72400
State Street Corp                             COM                     857477103                 570             7800
Student Loan Corp                             COM                     863902102                 441             8850
Terra Nova Bermuda Holdings LT                COM                                             13984           466134
Tricon Global Restaurants                     COM                     895953107               38925          1007769
Wachovia Corp                                 COM                     929771103                 542             7977
Wal-Mart Stores, Inc.                         COM                     931142103                 350             5068
Warner-Lambert Company                        COM                     934488107                1042            12720
Washington Gas Light Company                  COM                     938837101                 307            11154
Washington Post Co Cl B                       COM                     939640108                2920             5253
Wells Fargo & Company                         COM                     949740104               22544           557498
White Mountains Insurance Grou                COM                                             24412           202591
Williams Companies, The                       COM                     969457100                 336            11000
REPORT SUMMARY                                95 DATA RECORDS                                601603

                                                                                                            Voting Authority
                                          Sh/        Put/       Invstmt         Other                    --------------------------
Name of Issuer                           Prn        Call       Dscretn         Managers        Sole        Shared            None
------------------------------           ---        ----       -------       ------------    --------     --------         --------
Microsoft Corporation                     SH                   Sole                             37712
Minnesota Mining & Manufacturi            SH                   Sole                             27879
Monsanto Company                          SH                   Sole                              1050
Morgan (J.P.) & Co. Inc                   SH                   Sole                              1700
Morgan Stanley Dean Witter & C            SH                   Sole                            215235
Nestle ADR (Regular Shares)               SH                   Sole                              8720
Nestle Ltd. (Registered)                  SH                   Sole                               230
Nike Inc Cl B                             SH                   Sole                            576297
PepsiCo, Inc.                             SH                   Sole                            543657
Pfizer Inc.                               SH                   Sole                             35860
Philip Morris Companies Inc.              SH                   Sole                             11403
Procter & Gamble Company, The             SH                   Sole                             34896
Reuters Group PLC Sponsored AD            SH                   Sole                              2492
Roper Industries Inc                      SH                   Sole                            220050
SBC Communications Inc                    SH                   Sole                             16162
SLM Holding Corp                          SH                   Sole                            225657
Sabre Holdings Corp Cl A                  SH                   Sole                            679881
Schering-Plough Corp.                     SH                   Sole                             17180
Schlumberger Limited                      SH                   Sole                              7359
Servicemaster Ltd Partnership             SH                   Sole                              3375
Solectron Corp                            SH                   Sole                              5302
St. Paul Companies                        SH                   Sole                             72400
State Street Corp                         SH                   Sole                              7800
Student Loan Corp                         SH                   Sole                              8850
Terra Nova Bermuda Holdings LT            SH                   Sole                            466134
Tricon Global Restaurants                 SH                   Sole                           1007769
Wachovia Corp                             SH                   Sole                              7977
Wal-Mart Stores, Inc.                     SH                   Sole                              5068
Warner-Lambert Company                    SH                   Sole                             12720
Washington Gas Light Company              SH                   Sole                             11154
Washington Post Co Cl B                   SH                   Sole                              5253
Wells Fargo & Company                     SH                   Sole                            557498
White Mountains Insurance Grou            SH                   Sole                            202591
Williams Companies, The                   SH                   Sole                             11000
REPORT SUMMARY                             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED